Goodwill and Intangible Assets - Aggregate amortization expense - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Total segment amortization	$ 739	$ 621	$ 1,412	$ 1,233	$ 2,516	$ 2,487